Cover	Nov. 03, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	MOUNT LOGAN CAPITAL INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-42813
Entity Tax Identification Number	33-2698952
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002051820
Common Stock, $0.001 par value
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MLCI
Security Exchange Name	NASDAQ
8.00% Senior Notes Due 2031
Entity Addresses [Line Items]
Title of 12(b) Security	8.00% Senior Notes Due 2031
Trading Symbol	MLCIL
Security Exchange Name	NASDAQ